Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 8.0%
88,449		Activision Blizzard, Inc.	$7,570,350	0.2
739,695	(1)	Alphabet, Inc. - Class A	76,728,562	1.8
644,832	(1)	Alphabet, Inc. - Class C	67,062,528	1.6
885,250		AT&T, Inc.	17,041,063	0.4
13,081	(1)	Charter Communications, Inc.	4,677,896	0.1
522,433		Comcast Corp. – Class A	19,805,435	0.5
31,139	(1)	Dish Network Corp. - Class A	290,527	0.0
32,354		Electronic Arts, Inc.	3,897,039	0.1
36,875		Fox Corp. - Class A	1,255,594	0.0
17,261		Fox Corp. - Class B	540,442	0.0
48,133		Interpublic Group of Cos., Inc.	1,792,473	0.0
17,696	(1)	Live Nation Entertainment, Inc.	1,238,720	0.0
34,602	(1)	Match Group, Inc.	1,328,371	0.0
276,425	(1)	Meta Platforms, Inc.	58,585,515	1.4
55,309	(1)	NetFlix, Inc.	19,108,153	0.4
47,368		News Corp - Class A	818,045	0.0
14,606		News Corp - Class B	254,583	0.0
25,263		Omnicom Group	2,383,311	0.1
62,567	(2)	Paramount Global - Class B	1,395,870	0.0
19,691	(1)	Take-Two Interactive Software, Inc.	2,349,136	0.1
73,560	(1)	T-Mobile US, Inc.	10,654,430	0.2
521,597		Verizon Communications, Inc.	20,284,907	0.5
226,877	(1)	Walt Disney Co.	22,717,194	0.5
274,447	(1)	Warner Bros Discovery, Inc.	4,144,150	0.1
			345,924,294	8.0

		Consumer Discretionary: 10.0%
7,448		Advance Auto Parts, Inc.	905,751	0.0
1,107,198	(1)	Amazon.com, Inc.	114,362,481	2.7
33,650	(1)	Aptiv PLC	3,775,194	0.1
2,331	(1)	Autozone, Inc.	5,729,948	0.1
28,293		Bath & Body Works, Inc.	1,034,958	0.0
24,457		Best Buy Co., Inc.	1,914,249	0.1
4,817	(1)	Booking Holdings, Inc.	12,776,659	0.3
29,009		BorgWarner, Inc.	1,424,632	0.0
26,582	(1)	Caesars Entertainment, Inc.	1,297,467	0.0
19,576	(1)	Carmax, Inc.	1,258,345	0.0
124,065	(1)	Carnival Corp.	1,259,260	0.0
3,434	(1)	Chipotle Mexican Grill, Inc.	5,866,268	0.1
38,776		D.R. Horton, Inc.	3,788,028	0.1
15,162		Darden Restaurants, Inc.	2,352,536	0.1
4,385		Domino's Pizza, Inc.	1,446,480	0.0
67,395		eBay, Inc.	2,990,316	0.1
15,571	(1)	Etsy, Inc.	1,733,519	0.0
18,359	(1)	Expedia Group, Inc.	1,781,374	0.0
486,258		Ford Motor Co.	6,126,851	0.2
18,996		Garmin Ltd.	1,917,076	0.1
173,205		General Motors Co.	6,353,159	0.2
17,507		Genuine Parts Co.	2,929,096	0.1
16,084		Hasbro, Inc.	863,550	0.0
33,091		Hilton Worldwide Holdings, Inc.	4,661,529	0.1
126,576		Home Depot, Inc.	37,355,109	0.9
40,708	(1)	Las Vegas Sands Corp.	2,338,675	0.1
31,562		Lennar Corp. - Class A	3,317,482	0.1
31,445		LKQ Corp.	1,784,818	0.0
75,100		Lowe's Cos, Inc.	15,017,747	0.4
33,415		Marriott International, Inc.	5,548,227	0.1
90,962		McDonald's Corp.	25,433,885	0.6
39,077		MGM Resorts International	1,735,800	0.0
6,533	(1)	Mohawk Industries, Inc.	654,737	0.0
46,628		Newell Brands, Inc.	580,052	0.0
154,703		Nike, Inc. - Class B	18,972,776	0.4
52,206	(1),(2)	Norwegian Cruise Line Holdings Ltd.	702,171	0.0
376	(1)	NVR, Inc.	2,095,144	0.1
7,752	(1)	O'Reilly Automotive, Inc.	6,581,293	0.2
4,838		Pool Corp.	1,656,725	0.0
28,224		Pulte Group, Inc.	1,644,895	0.0
5,091		Ralph Lauren Corp.	593,967	0.0
42,769		Ross Stores, Inc.	4,539,074	0.1
27,188	(1)	Royal Caribbean Cruises Ltd.	1,775,376	0.0
142,735		Starbucks Corp.	14,862,996	0.4
29,319		Tapestry, Inc.	1,263,942	0.0
334,016	(1)	Tesla, Inc.	69,294,959	1.6
143,506		TJX Cos., Inc.	11,245,130	0.3
13,719		Tractor Supply Co.	3,224,514	0.1
6,346	(1)	Ulta Beauty, Inc.	3,462,822	0.1
40,918		VF Corp.	937,431	0.0
6,749		Whirlpool Corp.	891,003	0.0
12,775	(1)	Wynn Resorts Ltd.	1,429,650	0.0
34,774		Yum! Brands, Inc.	4,592,950	0.1
			432,082,076	10.0

		Consumer Staples: 7.1%
222,028		Altria Group, Inc.	9,906,889	0.2
68,056		Archer-Daniels-Midland Co.	5,421,341	0.1
22,653		Brown-Forman Corp. - Class B	1,455,908	0.0
18,545		Bunge Ltd.	1,771,418	0.0
24,881		Campbell Soup Co.	1,367,957	0.0
30,287		Church & Dwight Co., Inc.	2,677,674	0.1
15,341		Clorox Co.	2,427,560	0.1
483,368		Coca-Cola Co.	29,983,317	0.7
103,728		Colgate-Palmolive Co.	7,795,159	0.2
59,374		Conagra Brands, Inc.	2,230,087	0.1
20,164		Constellation Brands, Inc.	4,554,846	0.1
55,108		Costco Wholesale Corp.	27,381,512	0.6
27,767		Dollar General Corp.	5,843,843	0.1
25,821	(1)	Dollar Tree, Inc.	3,706,605	0.1
28,773		Estee Lauder Cos., Inc.	7,091,394	0.2
73,226		General Mills, Inc.	6,257,894	0.1
18,253		Hershey Co.	4,643,746	0.1
35,864		Hormel Foods Corp.	1,430,256	0.0
13,244		JM Smucker Co.	2,084,208	0.1
31,710		Kellogg Co.	2,123,302	0.1
105,533		Keurig Dr Pepper, Inc.	3,723,204	0.1
41,916		Kimberly-Clark Corp.	5,625,966	0.1
98,883		Kraft Heinz Co.	3,823,806	0.1
80,899		Kroger Co.	3,993,984	0.1
17,819		Lamb Weston Holdings, Inc.	1,862,442	0.0
31,138		McCormick & Co., Inc.	2,590,993	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

23,291		Molson Coors Beverage Co.	1,203,679	0.0
169,314		Mondelez International, Inc.	11,804,572	0.3
94,604	(1)	Monster Beverage Corp.	5,109,562	0.1
171,045		PepsiCo, Inc.	31,181,504	0.7
192,529		Philip Morris International, Inc.	18,723,445	0.4
292,990		Procter & Gamble Co.	43,564,683	1.0
63,041		Sysco Corp.	4,868,656	0.1
57,167		Target Corp.	9,468,570	0.2
35,472		Tyson Foods, Inc.	2,104,199	0.1
88,926		Walgreens Boots Alliance, Inc.	3,075,061	0.1
174,161		Walmart, Inc.	25,680,039	0.6
			308,559,281	7.1

		Energy: 4.6%
39,831		APA Corp.	1,436,306	0.0
124,938		Baker Hughes Co.	3,605,711	0.1
220,933		Chevron Corp.	36,047,428	0.8
151,995		ConocoPhillips	15,079,424	0.4
97,681		Coterra Energy, Inc.	2,397,092	0.1
81,185		Devon Energy Corp.	4,108,773	0.1
22,824		Diamondback Energy, Inc.	3,085,120	0.1
72,950		EOG Resources, Inc.	8,362,258	0.2
45,472		EQT Corp.	1,451,011	0.0
511,428		Exxon Mobil Corp.	56,083,194	1.3
112,496		Halliburton Co.	3,559,373	0.1
34,461		Hess Corp.	4,560,569	0.1
245,684		Kinder Morgan, Inc.	4,301,927	0.1
78,677		Marathon Oil Corp.	1,885,101	0.0
56,384		Marathon Petroleum Corp.	7,602,255	0.2
90,305		Occidental Petroleum Corp.	5,637,741	0.1
55,509		Oneok, Inc.	3,527,042	0.1
57,874		Phillips 66	5,867,266	0.1
29,508		Pioneer Natural Resources Co.	6,026,714	0.1
176,378		Schlumberger NV	8,660,160	0.2
28,045		Targa Resources Corp.	2,045,883	0.1
47,879		Valero Energy Corp.	6,683,908	0.2
151,267		Williams Cos., Inc.	4,516,833	0.1
			196,531,089	4.6

		Financials: 12.7%
69,534		Aflac, Inc.	4,486,334	0.1
32,663		Allstate Corp.	3,619,387	0.1
73,939		American Express Co.	12,196,238	0.3
92,273		American International Group, Inc.	4,646,868	0.1
13,078		Ameriprise Financial, Inc.	4,008,407	0.1
25,509		Aon PLC	8,042,733	0.2
45,936	(1)	Arch Capital Group Ltd.	3,117,676	0.1
26,341		Arthur J. Gallagher & Co.	5,039,297	0.1
6,545		Assurant, Inc.	785,858	0.0
866,809		Bank of America Corp.	24,790,737	0.6
91,349		Bank of New York Mellon Corp.	4,150,899	0.1
223,762	(1)	Berkshire Hathaway, Inc. – Class B	69,090,993	1.6
18,607		Blackrock, Inc.	12,450,316	0.3
29,123		Brown & Brown, Inc.	1,672,243	0.0
47,355		Capital One Financial Corp.	4,553,657	0.1
13,142		Cboe Global Markets, Inc.	1,764,182	0.0
189,433		Charles Schwab Corp.	9,922,501	0.2
51,546		Chubb Ltd.	10,009,202	0.2
19,473		Cincinnati Financial Corp.	2,182,534	0.1
240,544		Citigroup, Inc.	11,279,108	0.3
61,013		Citizens Financial Group, Inc.	1,852,965	0.0
44,675		CME Group, Inc.	8,556,156	0.2
16,223		Comerica, Inc.	704,403	0.0
33,160		Discover Financial Services	3,277,534	0.1
4,852		Everest Re Group Ltd.	1,737,113	0.0
4,751		Factset Research Systems, Inc.	1,972,093	0.0
73,694		Fidelity National Information Services, Inc.	4,003,795	0.1
85,036		Fifth Third Bancorp	2,265,359	0.1
23,073		First Republic Bank	322,791	0.0
78,866	(1)	Fiserv, Inc.	8,914,224	0.2
9,137	(1)	FleetCor Technologies, Inc.	1,926,536	0.0
35,192		Franklin Resources, Inc.	948,073	0.0
32,673		Global Payments, Inc.	3,438,507	0.1
11,207		Globe Life, Inc.	1,232,994	0.0
42,056		Goldman Sachs Group, Inc.	13,756,938	0.3
39,133		Hartford Financial Services Group, Inc.	2,727,179	0.1
178,736		Huntington Bancshares, Inc.	2,001,843	0.1
69,406		Intercontinental Exchange, Inc.	7,238,352	0.2
56,344		Invesco Ltd.	924,042	0.0
9,037		Jack Henry & Associates, Inc.	1,362,057	0.0
364,284		JPMorgan Chase & Co.	47,469,848	1.1
115,583		Keycorp	1,447,099	0.0
19,077		Lincoln National Corp.	428,660	0.0
24,414		Loews Corp.	1,416,500	0.0
21,024		M&T Bank Corp.	2,513,840	0.1
4,663		MarketAxess Holdings, Inc.	1,824,585	0.0
61,449		Marsh & McLennan Cos., Inc.	10,234,331	0.2
104,784		Mastercard, Inc. - Class A	38,079,553	0.9
81,852		Metlife, Inc.	4,742,505	0.1
19,567		Moody's Corp.	5,987,893	0.1
162,259		Morgan Stanley	14,246,340	0.3
9,930		MSCI, Inc. - Class A	5,557,722	0.1
41,996		Nasdaq, Inc.	2,295,921	0.1
25,820		Northern Trust Corp.	2,275,517	0.1
140,509	(1)	PayPal Holdings, Inc.	10,670,253	0.3
49,802		PNC Financial Services Group, Inc.	6,329,834	0.2
28,191		Principal Financial Group, Inc.	2,095,155	0.1
72,641		Progressive Corp.	10,392,021	0.2
45,703		Prudential Financial, Inc.	3,781,466	0.1
24,071		Raymond James Financial, Inc.	2,245,102	0.1
115,766		Regions Financial Corp.	2,148,617	0.1
40,884		S&P Global, Inc.	14,095,577	0.3
43,346		State Street Corp.	3,280,859	0.1
54,277		Synchrony Financial	1,578,375	0.0
27,857		T. Rowe Price Group, Inc.	3,145,055	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

28,701		Travelers Cos, Inc.	4,919,638	0.1
164,783		Truist Financial Corp.	5,619,100	0.1
173,027		US Bancorp	6,237,623	0.1
201,808		Visa, Inc. - Class A	45,499,632	1.1
473,237		Wells Fargo & Co.	17,689,599	0.4
13,258		Willis Towers Watson PLC	3,080,894	0.1
25,325		WR Berkley Corp.	1,576,735	0.0
18,536		Zions Bancorp NA	554,783	0.0
			550,432,756	12.7

		Health Care: 14.0%
216,540		Abbott Laboratories	21,926,840	0.5
219,634		AbbVie, Inc.	35,003,071	0.8
36,744		Agilent Technologies, Inc.	5,083,165	0.1
9,022	(1)	Align Technology, Inc.	3,014,611	0.1
20,064		AmerisourceBergen Corp.	3,212,447	0.1
66,316		Amgen, Inc.	16,031,893	0.4
62,677		Baxter International, Inc.	2,542,179	0.1
35,259		Becton Dickinson & Co.	8,728,013	0.2
17,884	(1)	Biogen, Inc.	4,972,289	0.1
2,667	(1)	Bio-Rad Laboratories, Inc.	1,277,546	0.0
19,533		Bio-Techne Corp.	1,449,153	0.0
177,883	(1)	Boston Scientific Corp.	8,899,487	0.2
264,055		Bristol-Myers Squibb Co.	18,301,652	0.4
31,997		Cardinal Health, Inc.	2,415,774	0.1
22,295	(1)	Catalent, Inc.	1,465,004	0.0
68,400	(1)	Centene Corp.	4,323,564	0.1
6,303	(1)	Charles River Laboratories International, Inc.	1,272,072	0.0
37,094		Cigna Corp.	9,478,630	0.2
6,113		Cooper Cos., Inc.	2,282,350	0.1
159,478		CVS Health Corp.	11,850,810	0.3
81,405		Danaher Corp.	20,517,316	0.5
6,809	(1)	DaVita, Inc.	552,278	0.0
26,625		Dentsply Sirona, Inc.	1,045,830	0.0
47,990	(1)	DexCom, Inc.	5,575,478	0.1
76,784	(1)	Edwards Lifesciences Corp.	6,352,340	0.1
29,661		Elevance Health, Inc.	13,638,424	0.3
97,945		Eli Lilly & Co.	33,636,272	0.8
45,123	(1)	GE HealthCare Technologies, Inc.	3,701,440	0.1
154,869		Gilead Sciences, Inc.	12,849,481	0.3
26,334		HCA Healthcare, Inc.	6,943,749	0.2
16,793	(1)	Henry Schein, Inc.	1,369,301	0.0
30,620	(1)	Hologic, Inc.	2,471,034	0.1
15,521		Humana, Inc.	7,534,825	0.2
10,285	(1)	Idexx Laboratories, Inc.	5,143,323	0.1
19,536	(1)	Illumina, Inc.	4,543,097	0.1
22,983	(1)	Incyte Corp., Ltd.	1,660,981	0.0
8,625	(1)	Insulet Corp.	2,751,030	0.1
43,516	(1)	Intuitive Surgical, Inc.	11,117,033	0.3
23,063	(1)	IQVIA Holdings, Inc.	4,587,000	0.1
324,701		Johnson & Johnson	50,328,655	1.2
10,976		Laboratory Corp. of America Holdings	2,518,114	0.1
17,007		McKesson Corp.	6,055,342	0.1
165,199		Medtronic PLC	13,318,343	0.3
314,879		Merck & Co., Inc.	33,499,977	0.8
2,745	(1)	Mettler Toledo International, Inc.	4,200,426	0.1
41,033	(1)	Moderna, Inc.	6,301,848	0.1
7,235	(1)	Molina Healthcare, Inc.	1,935,290	0.0
31,512		Organon & Co.	741,162	0.0
15,688		PerkinElmer, Inc.	2,090,583	0.0
697,136		Pfizer, Inc.	28,443,149	0.7
13,785		Quest Diagnostics, Inc.	1,950,302	0.0
13,352	(1)	Regeneron Pharmaceuticals, Inc.	10,970,938	0.3
18,245		Resmed, Inc.	3,995,473	0.1
12,367		STERIS Public Ltd. Co.	2,365,560	0.1
41,873		Stryker Corp.	11,953,485	0.3
5,811		Teleflex, Inc.	1,471,984	0.0
48,708		Thermo Fisher Scientific, Inc.	28,073,830	0.6
116,040		UnitedHealth Group, Inc.	54,839,344	1.3
7,948		Universal Health Services, Inc.	1,010,191	0.0
31,929	(1)	Vertex Pharmaceuticals, Inc.	10,059,870	0.2
150,236		Viatris, Inc.	1,445,270	0.0
7,360	(1)	Waters Corp.	2,278,877	0.1
9,194		West Pharmaceutical Services, Inc.	3,185,445	0.1
26,062		Zimmer Biomet Holdings, Inc.	3,367,210	0.1
57,883		Zoetis, Inc.	9,634,047	0.2
			605,555,497	14.0

		Industrials: 8.6%
68,478		3M Co.	7,197,723	0.2
15,714	(1)	Alaska Air Group, Inc.	659,359	0.0
10,883		Allegion Public Ltd.	1,161,543	0.0
80,515	(1)	American Airlines Group, Inc.	1,187,596	0.0
28,521		Ametek, Inc.	4,144,957	0.1
15,718		AO Smith Corp.	1,086,900	0.0
51,460		Automatic Data Processing, Inc.	11,456,540	0.3
69,840	(1)	Boeing Co.	14,836,111	0.3
14,576		Broadridge Financial Solutions, Inc. ADR	2,136,404	0.1
103,602		Carrier Global Corp.	4,739,791	0.1
64,631		Caterpillar, Inc.	14,790,158	0.3
14,583		CH Robinson Worldwide, Inc.	1,449,113	0.0
10,727		Cintas Corp.	4,963,168	0.1
53,238	(1)	Copart, Inc.	4,004,030	0.1
50,508	(1)	CoStar Group, Inc.	3,477,476	0.1
261,105		CSX Corp.	7,817,484	0.2
17,549		Cummins, Inc.	4,192,105	0.1
33,583		Deere & Co.	13,865,749	0.3
79,638	(1)	Delta Air Lines, Inc.	2,780,959	0.1
17,388		Dover Corp.	2,641,933	0.1
49,392		Eaton Corp. PLC	8,462,825	0.2
70,964		Emerson Electric Co.	6,183,803	0.1
15,214		Equifax, Inc.	3,086,008	0.1
19,715		Expeditors International Washington, Inc.	2,171,016	0.1
70,958		Fastenal Co.	3,827,475	0.1
28,838		FedEx Corp.	6,589,195	0.2
43,832		Fortive Corp.	2,988,027	0.1
7,849	(1)	Generac Holdings, Inc.	847,770	0.0
27,948		General Dynamics Corp.	6,378,013	0.2
135,368		General Electric Co.	12,941,181	0.3
82,979		Honeywell International, Inc.	15,858,946	0.4
45,616		Howmet Aerospace, Inc.	1,932,750	0.1
4,944		Huntington Ingalls Industries, Inc.	1,023,507	0.0
9,344		IDEX Corp.	2,158,744	0.1
34,478		Illinois Tool Works, Inc.	8,393,669	0.2
50,289		Ingersoll Rand, Inc.	2,925,814	0.1
15,809		Jacobs Solutions, Inc.	1,857,716	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

10,307		JB Hunt Transport Services, Inc.	1,808,466	0.0
85,321		Johnson Controls International plc	5,138,031	0.1
23,647		L3Harris Technologies, Inc.	4,640,487	0.1
16,934		Leidos Holdings, Inc.	1,558,944	0.0
28,218		Lockheed Martin Corp.	13,339,495	0.3
27,940		Masco Corp.	1,389,177	0.0
6,662		Nordson Corp.	1,480,696	0.0
28,289		Norfolk Southern Corp.	5,997,268	0.1
17,868		Northrop Grumman Corp.	8,250,013	0.2
11,251		Old Dominion Freight Line	3,834,791	0.1
51,610		Otis Worldwide Corp.	4,355,884	0.1
64,829		Paccar, Inc.	4,745,483	0.1
15,930		Parker Hannifin Corp.	5,354,232	0.1
39,843		Paychex, Inc.	4,565,609	0.1
20,379		Pentair PLC	1,126,347	0.0
17,747		Quanta Services, Inc.	2,957,360	0.1
181,938		Raytheon Technologies Corp.	17,817,188	0.4
25,509		Republic Services, Inc.	3,449,327	0.1
13,442		Robert Half International, Inc.	1,083,022	0.0
14,255		Rockwell Automation, Inc.	4,183,130	0.1
28,675		Rollins, Inc.	1,076,173	0.0
6,585		Snap-On, Inc.	1,625,771	0.0
73,806		Southwest Airlines Co.	2,401,647	0.1
18,328		Stanley Black & Decker, Inc.	1,476,870	0.0
25,864		Textron, Inc.	1,826,774	0.0
28,450		Trane Technologies PLC	5,234,231	0.1
6,442		TransDigm Group, Inc.	4,748,076	0.1
75,991		Union Pacific Corp.	15,293,949	0.4
40,502	(1)	United Airlines Holdings, Inc.	1,792,213	0.0
90,639		United Parcel Service, Inc. - Class B	17,583,060	0.4
8,614		United Rentals, Inc.	3,409,077	0.1
19,422		Verisk Analytics, Inc.	3,726,305	0.1
46,128		Waste Management, Inc.	7,526,706	0.2
22,531		Westinghouse Air Brake Technologies Corp.	2,276,983	0.1
5,585		WW Grainger, Inc.	3,847,004	0.1
22,327		Xylem, Inc.	2,337,637	0.1
			369,472,984	8.6

		Information Technology: 25.7%
78,209		Accenture PLC	22,352,914	0.5
56,856	(1)	Adobe, Inc.	21,910,597	0.5
200,244	(1)	Advanced Micro Devices, Inc.	19,625,914	0.5
19,480	(1)	Akamai Technologies, Inc.	1,525,284	0.0
73,846		Amphenol Corp.	6,034,695	0.1
62,948		Analog Devices, Inc.	12,414,605	0.3
10,819	(1)	ANSYS, Inc.	3,600,563	0.1
1,847,081		Apple, Inc.	304,583,657	7.0
104,705		Applied Materials, Inc.	12,860,915	0.3
30,740	(1)	Arista Networks, Inc.	5,160,016	0.1
26,797	(1)	Autodesk, Inc.	5,578,064	0.1
51,899		Broadcom, Inc.	33,295,284	0.8
34,068	(1)	Cadence Design Systems, Inc.	7,157,346	0.2
16,815		CDW Corp.	3,277,075	0.1
19,028	(1)	Ceridian HCM Holding, Inc.	1,393,230	0.0
510,199		Cisco Systems, Inc.	26,670,653	0.6
63,214		Cognizant Technology Solutions Corp.	3,851,629	0.1
94,540		Corning, Inc.	3,335,371	0.1
28,502	(1)	DXC Technology Co.	728,511	0.0
16,881	(1)	Enphase Energy, Inc.	3,549,737	0.1
7,125	(1)	EPAM Systems, Inc.	2,130,375	0.1
7,467	(1)	F5, Inc.	1,087,867	0.0
3,124	(1)	Fair Isaac Corp.	2,195,204	0.1
12,283	(1)	First Solar, Inc.	2,671,553	0.1
80,530	(1)	Fortinet, Inc.	5,352,024	0.1
9,814	(1)	Gartner, Inc.	3,197,107	0.1
70,644		Gen Digital, Inc.	1,212,251	0.0
159,406		Hewlett Packard Enterprise Co.	2,539,338	0.1
107,339		HP, Inc.	3,150,400	0.1
513,788		Intel Corp.	16,785,454	0.4
112,286		International Business Machines Corp.	14,719,572	0.3
34,920		Intuit, Inc.	15,568,384	0.4
40,208		Juniper Networks, Inc.	1,383,959	0.0
22,151	(1)	Keysight Technologies, Inc.	3,576,943	0.1
17,198		KLA Corp.	6,864,926	0.2
16,758		Lam Research Corp.	8,883,751	0.2
68,139		Microchip Technology, Inc.	5,708,685	0.1
135,517		Micron Technology, Inc.	8,177,096	0.2
924,471		Microsoft Corp.	266,524,989	6.2
5,558		Monolithic Power Systems, Inc.	2,782,001	0.1
20,765		Motorola Solutions, Inc.	5,941,489	0.1
26,929		NetApp, Inc.	1,719,417	0.0
305,516		Nvidia Corp.	84,863,179	2.0
32,183		NXP Semiconductor NV - NXPI - US	6,001,325	0.1
53,572	(1)	ON Semiconductor Corp.	4,410,047	0.1
190,868		Oracle Corp.	17,735,455	0.4
6,022	(1)	Paycom Software, Inc.	1,830,748	0.0
13,219	(1)	PTC, Inc.	1,695,072	0.0
12,406	(1)	Qorvo, Inc.	1,260,077	0.0
138,476		Qualcomm, Inc.	17,666,768	0.4
13,171		Roper Technologies, Inc.	5,804,328	0.1
124,193	(1)	Salesforce, Inc.	24,811,278	0.6
23,787		Seagate Technology Holdings PLC	1,572,796	0.0
25,211	(1)	ServiceNow, Inc.	11,716,056	0.3
19,744		Skyworks Solutions, Inc.	2,329,397	0.1
6,925	(1)	SolarEdge Technologies, Inc.	2,104,854	0.1
18,944	(1)	Synopsys, Inc.	7,317,120	0.2
39,406		TE Connectivity Ltd.	5,168,097	0.1
5,807	(1)	Teledyne Technologies, Inc.	2,597,820	0.1
19,296		Teradyne, Inc.	2,074,513	0.0
112,545		Texas Instruments, Inc.	20,934,495	0.5
30,554	(1)	Trimble, Inc.	1,601,641	0.0
5,159	(1)	Tyler Technologies, Inc.	1,829,588	0.0
11,427	(1)	VeriSign, Inc.	2,414,868	0.1
39,658	(1)	Western Digital Corp.	1,493,917	0.0
6,396	(1)	Zebra Technologies Corp.	2,033,928	0.0
			1,112,346,212	25.7

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

		Materials: 2.6%
27,581		Air Products & Chemicals, Inc.	7,921,539	0.2
14,550		Albemarle Corp.	3,216,132	0.1
184,471		Amcor PLC	2,099,280	0.1
10,031		Avery Dennison Corp.	1,794,847	0.0
38,891		Ball Corp.	2,143,283	0.1
12,358		Celanese Corp. - Series A	1,345,663	0.0
24,305		CF Industries Holdings, Inc.	1,761,869	0.0
88,517		Corteva, Inc.	5,338,460	0.1
87,541		Dow, Inc.	4,798,998	0.1
56,896		DuPont de Nemours, Inc.	4,083,426	0.1
14,865		Eastman Chemical Co.	1,253,714	0.0
30,775		Ecolab, Inc.	5,094,186	0.1
15,606		FMC Corp.	1,905,961	0.0
177,513		Freeport-McMoRan, Inc.	7,262,057	0.2
31,665		International Flavors & Fragrances, Inc.	2,911,913	0.1
44,063		International Paper Co.	1,588,912	0.0
61,169		Linde PLC	21,741,909	0.5
31,543		LyondellBasell Industries NV - Class A	2,961,572	0.1
7,711		Martin Marietta Materials, Inc.	2,737,868	0.1
42,181		Mosaic Co.	1,935,264	0.0
98,577		Newmont Corp.	4,832,244	0.1
31,421		Nucor Corp.	4,853,602	0.1
11,464		Packaging Corp. of America	1,591,547	0.0
29,189		PPG Industries, Inc.	3,899,067	0.1
17,921		Sealed Air Corp.	822,753	0.0
29,287		Sherwin-Williams Co.	6,582,839	0.2
20,663		Steel Dynamics, Inc.	2,336,159	0.1
16,506		Vulcan Materials Co.	2,831,769	0.1
31,504		WestRock Co.	959,927	0.0
			112,606,760	2.6

		Real Estate: 2.5%
19,562		Alexandria Real Estate Equities, Inc.	2,456,792	0.1
57,825		American Tower Corp.	11,815,960	0.3
17,374		AvalonBay Communities, Inc.	2,919,874	0.1
17,672		Boston Properties, Inc.	956,409	0.0
13,678		Camden Property Trust	1,434,001	0.0
39,239	(1)	CBRE Group, Inc.	2,856,992	0.1
53,776		Crown Castle, Inc.	7,197,380	0.2
35,708		Digital Realty Trust, Inc.	3,510,453	0.1
11,493		Equinix, Inc.	8,286,913	0.2
42,299		Equity Residential	2,537,940	0.1
8,022		Essex Property Trust, Inc.	1,677,721	0.0
16,632		Extra Space Storage, Inc.	2,709,852	0.1
9,055		Federal Realty Investment Trust	894,906	0.0
67,907		Healthpeak Properties, Inc.	1,491,917	0.0
88,583		Host Hotels & Resorts, Inc.	1,460,734	0.0
71,959		Invitation Homes, Inc.	2,247,280	0.1
36,016		Iron Mountain, Inc.	1,905,607	0.0
76,619		Kimco Realty Corp.	1,496,369	0.0
14,306		Mid-America Apartment Communities, Inc.	2,160,778	0.1
114,640		ProLogis, Inc.	14,303,633	0.3
19,632		Public Storage, Inc.	5,931,612	0.1
77,888		Realty Income Corp.	4,931,868	0.1
19,080		Regency Centers Corp.	1,167,314	0.0
13,409		SBA Communications Corp.	3,500,688	0.1
40,605		Simon Property Group, Inc.	4,546,542	0.1
38,407		UDR, Inc.	1,576,991	0.0
49,677		Ventas, Inc.	2,153,498	0.0
124,652		VICI Properties, Inc.	4,066,148	0.1
58,684		Welltower, Inc.	4,207,056	0.1
91,171		Weyerhaeuser Co.	2,746,982	0.1
			109,150,210	2.5

		Utilities: 2.8%
82,751		AES Corp.	1,992,644	0.0
31,098		Alliant Energy Corp.	1,660,633	0.0
32,107		Ameren Corp.	2,773,724	0.1
63,818		American Electric Power Co., Inc.	5,806,800	0.1
23,965		American Water Works Co., Inc.	3,510,633	0.1
17,780		Atmos Energy Corp.	1,997,761	0.0
77,992		Centerpoint Energy, Inc.	2,297,644	0.1
36,173		CMS Energy Corp.	2,220,299	0.1
44,072		Consolidated Edison, Inc.	4,216,368	0.1
40,613		Constellation Energy Corp.	3,188,121	0.1
103,487		Dominion Energy, Inc.	5,785,958	0.1
24,061		DTE Energy Co.	2,635,642	0.1
95,629		Duke Energy Corp.	9,225,330	0.2
47,426		Edison International	3,347,801	0.1
25,271		Entergy Corp.	2,722,698	0.1
28,437		Evergy, Inc.	1,738,069	0.0
43,257		Eversource Energy	3,385,293	0.1
123,416		Exelon Corp.	5,169,896	0.1
67,458		FirstEnergy Corp.	2,702,367	0.1
246,792		NextEra Energy, Inc.	19,022,727	0.4
50,315		NiSource, Inc.	1,406,807	0.0
28,542		NRG Energy, Inc.	978,705	0.0
199,956	(1)	PG&E Corp.	3,233,289	0.1
14,017		Pinnacle West Capital Corp.	1,110,707	0.0
91,220		PPL Corp.	2,535,004	0.1
61,966		Public Service Enterprise Group, Inc.	3,869,777	0.1
39,038		Sempra Energy	5,900,984	0.1
135,206		Southern Co.	9,407,633	0.2
39,175		WEC Energy Group, Inc.	3,713,398	0.1
67,965		Xcel Energy, Inc.	4,583,560	0.1
			122,140,272	2.8

	Total Common Stock
	(Cost $3,176,187,844)		4,264,801,431	98.6

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Repurchase Agreements: 0.1%
1,000,000	(3) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,020,000, due 11/01/49-02/01/51)	1,000,000	0.0
99,581	(3) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $99,620, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $101,573, due 12/26/24-03/20/53)	99,581	0.0
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,020,000, due 04/06/23-02/20/53)	1,000,000	0.1

	Total Repurchase Agreements
	(Cost $2,099,581)	2,099,581	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
49,152,000	(4) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $49,152,000)	49,152,000	1.1

	Total Short-Term Investments
	(Cost $51,251,581)	51,251,581	1.2

	Total Investments in Securities (Cost $3,227,439,425)	$4,316,053,012	99.8
	Assets in Excess of Other Liabilities	8,804,760	0.2
	Net Assets	$4,324,857,772	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2023.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$4,264,801,431	$–	$–	$4,264,801,431
Short-Term Investments	49,152,000	2,099,581	–	51,251,581
Total Investments, at fair value	$4,313,953,431	$2,099,581	$–	$4,316,053,012
Other Financial Instruments+
Futures	2,195,637	–	–	2,195,637
Total Assets	$4,316,149,068	$2,099,581	$–	$4,318,248,649

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	293	06/16/23	$60,618,038	$2,195,637
			$60,618,038	$2,195,637

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,245,755,988.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,215,663,709
Gross Unrealized Depreciation	(143,171,048)

Net Unrealized Appreciation	$1,072,492,661